Finance Leases - Future minimum lease payments (Details) - USD ($)		Mar. 31, 2020	Dec. 31, 2019
Finance Leases
2019	[1]	$ 20,139,168
2021		26,523,339
2022		26,470,805
2023		38,028,900
2024		24,179,292
2025 - 2030		116,578,506
Finance lease obligations		251,920,010	$ 258,648,939
Amounts representing interest and deferred finance fees		(40,679,334)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees		$ 211,240,676	$ 215,679,694

[1]	Nine-month period ending December 31, 2020